Basic and diluted net earnings (loss) per share	6 Months Ended
Jun. 30, 2022
Earnings Per Share, Basic and Diluted EPS [Abstract]
Basic and diluted net earnings (loss) per share	Basic and diluted net earnings (loss) per share
Basic and diluted earnings (loss) per share have been calculated on the basis of net earnings (loss) attributable to the common shareholders of the Company and the weighted average number of common shares and bonus deferral restricted share units outstanding. Diluted net earnings (loss) per share is computed using the weighted-average number of common shares, additional shares issued subsequent to quarter-end under the dividend reinvestment plan, PSUs, RSUs and DSUs outstanding during the period and, if dilutive, potential incremental common shares related to the convertible debentures or resulting from the application of the treasury stock method to outstanding share options and Green Equity Units (note 7).
The reconciliation of the net earnings (loss) and the weighted average shares used in the computation of basic and diluted earnings (loss) per share are as follows:

	Three months ended June 30		Six months ended June 30
	2022	2021	2022		2021
Net earnings (loss) attributable to shareholders of AQN	(33,387)	103,222	57,578		117,169
Series A preferred shares dividend	1,219	1,249	2,437		2,464
Series D preferred shares dividend	1,001	1,027	2,003		2,026
Net earnings (loss) attributable to common shareholders of AQN – basic and diluted	$(35,607)	$100,946	$53,138	$—	$112,679
Weighted average number of shares
Basic	674,742,897	614,013,963	674,720,319		606,876,299
Effect of dilutive securities	—	5,982,644	4,412,593		5,813,565
Diluted	674,742,897	619,996,607	679,132,912		612,689,864
This calculation of diluted shares excludes the potential impact of the Green Equity Units and all potential incremental shares that may become issuable pursuant to outstanding securities of the Company for the three months ended June 30, 2022 and 1,134,711 securities for the six months ended June 30, 2022 as they are anti dilutive. This calculation of diluted shares for the three and six months ended June 30, 2021 excludes the potential impact of 488,621 and 437,006 securities, respectively as they are anti-dilutive.